Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	NORTH COUNTRY FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001123460
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	ncf
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2020
Prospectus Date	rr_ProspectusDate	Mar. 30, 2020
The North Country Equity Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – North Country Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The North Country Equity Growth Fund (the “Growth Fund”) seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Growth Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Growth Fund’s performance. During the most recent fiscal year, the Growth Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Growth Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Growth Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Growth Fund seeks to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of equity securities of U.S. companies with mid to large-sized market capitalizations (generally considered to be in excess of $2 billion) that North Country Investment Advisers, Inc. (the “Adviser”) believes have demonstrated fundamental investment value and favorable growth prospects. Equity securities include common stocks of domestic and foreign-domiciled companies, preferred stocks, convertible preferred stocks, and American Depository Receipts (“ADRs”). The Growth Fund focuses primarily on market sectors such as Materials, Health Care, Utilities, Information Technology, Industrials, Consumer Discretionary, Consumer Staples, Financial Services, Energy and Telecommunications.

The Adviser utilizes a “growth” approach to investing and selects portfolio securities based on its analysis of various factors including price/earnings ratios, the strength or potential strength of a company’s competitive position, strength of management, marketing prowess and product development capabilities.

The Adviser will utilize a buy and hold approach, generally maintaining its position in a company’s stock without regard to day-to-day fluctuations in the market. However, the Adviser will frequently re-evaluate portfolio holdings, as it deems necessary, and will typically sell a stock when the reasons for buying or holding it no longer apply, such as a lack of performance, change in business direction, adverse changes in other factors or when the company begins to show deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Growth Fund, or the Growth Fund may not perform as well as other possible investments. The net asset value of the Growth Fund’s shares will fluctuate based on the value of the securities held in its portfolio. As with any mutual fund, there can be no guarantee that the investment objective of the Growth Fund will be achieved. An investment in the Growth Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Market Risk. The net asset value of the Growth Fund will fluctuate based on changes in the value of the securities in which the Growth Fund invests. The Fund invests in equity securities (such as stocks), which are generally more volatile and carry more risk than some other forms of investments. The price of equity securities can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Stock prices in general may decline over short or extended periods of time, lowering the value of the Growth Fund’s investments. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings, by such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates, terrorism, war, natural disasters, and epidemics. There is also a risk that the Growth Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Investing in Mutual Funds. All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved.

Issuer Specific Changes. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer’s securities can rise or fall dramatically in response to such things as earnings reports, news about the development of a promising product, or the changing of key management personnel.

Liquidity Risk. The Growth Fund may invest in securities that are or become illiquid, and the Growth Fund may not be able to sell such securities at the time and/or the price the Adviser believes would be advantageous.

Manager Risk. Investment in the Growth Fund involves the risk that the Adviser’s assessment of the growth potential of specific securities may prove incorrect.

Foreign Securities Risk. Investments in foreign securities face specific risks, which include: reduced availability of information regarding foreign companies that may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements, reduced liquidity, increased market risk due to regional economic and political instability, and the threat of nationalization and expropriation.

Growth Investing Risk. “Growth” stocks can perform differently than the market as a whole and other types of stocks. The prices of growth stocks may increase or decrease significantly in response to unexpected earnings reports or other news about the issuer.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Growth Fund, or the Growth Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Growth Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund from year to year and by showing how the Growth Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds. Please remember that the Growth Fund’s past performance (before and after taxes) is not an indication of how the Growth Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Growth Fund by showing changes in the performance of the Growth Fund from year to year and by showing how the Growth Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Growth Fund's past performance (before and after taxes) is not an indication of how the Growth Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Growth Fund’s best quarterly performance was 12.41% (quarter ended March 31, 2019) and its lowest quarterly performance was -16.55% (quarter ended December 31, 2018). For the fiscal quarter ended February 29, 2020, the return for the Growth Fund was -4.17%.

Year to Date Return, Label	rr_YearToDateReturnLabel	For the fiscal quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Feb. 29, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.55%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Growth Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Growth Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The North Country Equity Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	31.49%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	13.56%
The North Country Equity Growth Fund | Lipper Large Cap Growth Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.39%
5 Years	rr_AverageAnnualReturnYear05	13.19%
10 Years	rr_AverageAnnualReturnYear10	13.66%
The North Country Equity Growth Fund | The North Country Equity Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NCEGX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.29%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,271
Annual Return 2010	rr_AnnualReturn2010	9.92%
Annual Return 2011	rr_AnnualReturn2011	0.93%
Annual Return 2012	rr_AnnualReturn2012	12.38%
Annual Return 2013	rr_AnnualReturn2013	32.67%
Annual Return 2014	rr_AnnualReturn2014	9.41%
Annual Return 2015	rr_AnnualReturn2015	4.51%
Annual Return 2016	rr_AnnualReturn2016	6.07%
Annual Return 2017	rr_AnnualReturn2017	23.79%
Annual Return 2018	rr_AnnualReturn2018	(3.54%)
Annual Return 2019	rr_AnnualReturn2019	30.16%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	30.16%
5 Years	rr_AverageAnnualReturnYear05	11.50%
10 Years	rr_AverageAnnualReturnYear10	12.04%
The North Country Equity Growth Fund | The North Country Equity Growth Fund | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.97%
5 Years	rr_AverageAnnualReturnYear05	10.02%
10 Years	rr_AverageAnnualReturnYear10	10.95%
The North Country Equity Growth Fund | The North Country Equity Growth Fund | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.18%
5 Years	rr_AverageAnnualReturnYear05	8.90%
10 Years	rr_AverageAnnualReturnYear10	9.78%
The North Country Intermediate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY – North Country Intermediate Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the North Country Intermediate Bond Fund (the “Bond Fund”) is to provide investors with total return based primarily on current income with minimum fluctuation of principal value.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Bond Fund’s performance. During the most recent fiscal year, the Bond Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Bond Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Bond Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Bond Fund will invest at least 80% of its net assets plus borrowings in bonds. The Bond Fund seeks to achieve its investment objective by investing substantially all of its net assets in U.S. dollar denominated investment grade bonds or debt securities. These may include corporate and U.S. government bonds and mortgage-backed securities. Portfolio securities shall be rated within the top four ratings categories by nationally recognized statistical ratings organizations (“NRSROs”) such as Moody’s Investors Services, Inc. (“Moody’s”) and Standard & Poor’s Financial Services LLC (“S&P”), when purchased. The Bond Fund intends to maintain an investment portfolio with a dollar-weighted average quality of “A” or better and a dollar-weighted average maturity between 1 and 10 years.

The Bond Fund will invest in corporate bonds without regard to industry or sector based on the Adviser’s analysis of each target security’s structural and repayment features, current pricing and trading opportunities as well as the credit quality of the issuer.

The Adviser may sell an obligation held by the Fund when the reasons for buying or holding it no longer apply. If the rating on an obligation held by the Bond Fund is reduced below the Bond Fund’s ratings requirements, the Adviser will sell the obligation only when it is in the best interests of the Bond Fund’s shareholders to do so.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on your investment in the Bond Fund, or the Bond Fund may not perform as well as other possible investments. The net asset value of the Bond Fund’s shares will fluctuate based on the value of the securities held in its portfolio. As with any mutual fund, there can be no guarantee that the investment objective of the Bond Fund will be achieved. An investment in the Bond Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities are generally more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates generally has on the security’s price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities rated in the fourth classification by Moody’s (Baa) and S&P (BBB) may be purchased by the Bond Fund. These securities have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities. With respect to U.S. government securities, which are securities issued by the U.S. government or one of its agencies or instrumentalities, some, but not all, U.S. government securities are guaranteed as to principal and interest and are backed by the full faith and credit of the federal government. Other U.S. government securities are backed by the issuer’s right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization.

Extension Risk. The Bond Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Bond Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Market Risk. The net asset value of the Bond Fund will fluctuate based on changes in the value of the securities in which the Bond Fund invests. Although equity investments generally have greater price volatility than fixed income investments, under certain market conditions fixed income investments may have comparable or greater price volatility. Market prices of investments held by the Bond Fund can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. Bond prices in general may decline over short or extended periods of time, lowering the value of the Bond Fund’s investments. The market price of fixed income securities may decline due to changes in interest rates or other factors affecting markets generally, such as terrorism, war, natural disasters, and epidemics.

There is also a risk that the Bond Fund’s investments will underperform either the securities markets generally or particular segments of the securities markets.

Liquidity Risk. The Bond Fund may invest in securities that are or become illiquid, and the Bond Fund may not be able to sell such securities at the time and/or the price the Adviser believes would be advantageous.

Issuer Specific Changes. The value of an individual security can be more volatile, and can perform differently, than the market as a whole. The price of an individual issuer’s securities can rise or fall dramatically in response to such things as earnings reports, news about the development of a promising product, or the changing of key management personnel.

Mortgage-backed Securities and Prepayment Risk. Certain portfolio securities of the Bond Fund, such as mortgage-backed securities, are subject to the risk of unscheduled prepayments resulting from a decline in interest rates. These prepayments may have to be reinvested at a lower rate of return. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates.

Manager Risk. Investment in the Bond Fund involves the risk that the Adviser’s assessment of the performance or value of a specific security may prove incorrect.

Credit Rating Agency Risk. Credit ratings are determined by credit rating agencies such as S&P and Moody’s. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Bond Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Investing in Mutual Funds. All mutual funds carry a certain amount of risk. You may lose money on your investment in the Bond Fund. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Bond Fund cannot give any assurance that its investment objective will be achieved.

Foreign Securities Risk. Investments in foreign securities face specific risks, which include: reduced availability of information regarding foreign companies, that may be subject to different accounting, auditing and financial standards and to less stringent reporting standards and requirements, reduced liquidity, increased market risk due to regional economic and political instability, and the threat of nationalization and expropriation.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Bond Fund, or the Bond Fund may not perform as well as other possible investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Bond Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Bond Fund by showing changes in the performance of the Bond Fund from year to year and by showing how the Bond Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds. Please remember that the Bond Fund’s past performance (before and after taxes) is not an indication of the Fund’s future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Bond Fund by showing changes in the performance of the Bond Fund from year to year and by showing how the Bond Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance as well as with a performance average of similar mutual funds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Bond Fund's past performance (before and after taxes) is not an indication of the Fund’s future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart above, the Bond Fund’s best quarterly performance was 3.59% (quarter ended March 31, 2019) and its lowest quarterly performance was -3.18% (quarter ended December 31, 2016). For the fiscal quarter ended February 29, 2020, the return for the Bond Fund was 2.34%.

Year to Date Return, Label	rr_YearToDateReturnLabel	For the fiscal quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Feb. 29, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.18%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Bond Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The after-tax returns in the returns table above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Bond Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

In certain cases, after-tax returns may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The North Country Intermediate Bond Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
10 Years	rr_AverageAnnualReturnYear10	3.75%
The North Country Intermediate Bond Fund | ICE Bank of America Merrill Lynch Corp/Govt. 1-10 Year Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.90%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	3.15%
The North Country Intermediate Bond Fund | The North Country Intermediate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NCBDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Annual Return 2010	rr_AnnualReturn2010	5.54%
Annual Return 2011	rr_AnnualReturn2011	4.56%
Annual Return 2012	rr_AnnualReturn2012	4.35%
Annual Return 2013	rr_AnnualReturn2013	(1.31%)
Annual Return 2014	rr_AnnualReturn2014	2.60%
Annual Return 2015	rr_AnnualReturn2015	0.52%
Annual Return 2016	rr_AnnualReturn2016	1.57%
Annual Return 2017	rr_AnnualReturn2017	2.39%
Annual Return 2018	rr_AnnualReturn2018	(1.23%)
Annual Return 2019	rr_AnnualReturn2019	9.12%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.12%
5 Years	rr_AverageAnnualReturnYear05	2.42%
10 Years	rr_AverageAnnualReturnYear10	2.77%
The North Country Intermediate Bond Fund | The North Country Intermediate Bond Fund | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.25%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	1.92%
The North Country Intermediate Bond Fund | The North Country Intermediate Bond Fund | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.39%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	1.78%

[1]	Total Annual Fund Operating Expenses may not match the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus. The ratios reflect only the direct operating expenses of the Fund and do not include fees and expenses of any acquired funds.